UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA  19109

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 82.70%

Business Services - 3.19%
22,500	The Western Union Co. *** (a) (b)	$ 390,150

Catalog & Mail Order Houses - 0.13%
50	Amazon.com, Inc. (*) (***) (a)	16,239

Chemicals - Major Diversified - 2.14%
4,000	E. I. du Pont de Nemours and Co. *** (a) (b)	261,760

Cigarettes - 1.38%
2,000	Philip Morris International, Inc. *** (a) (b)	168,620

Commercial Banks, NEC - 1.26%
3,000	The Toronto-Dominion Bank *** (b)	154,230

Construction Machinery & Equipment - 3.70%
13,750	The Manitowoc Co., Inc. *** (a) (b)	451,825

Copper - 5.15%
17,250	Freeport-McMoRan Copper & Gold, Inc. *** (a) (b)	629,625

Crude Petroleum & Natural Gas - 2.15%
2,250	EOG Resources, Inc. *** (a) (b)	262,935

Diversified Investments - 1.37%
1,000	The Goldman Sachs Group, Inc. *** (a) (b)	167,440

Farm & Construction Machinery - 2.22%
2,500	Caterpillar, Inc. (a) (b)	271,675

General Entertainment - 2.46%
250	Priceline.com, Inc. *** (a)	300,750

Hotels & Motels - 1.87%
3,000	Las Vegas Sands ***	228,660

Internet Information Providers - 3.55%
275	Google Inc. Class A (*) (***) (a) (b)	160,784
475	Google Inc. Class L (*) (***) (a) (b)	273,258
		434,042
Investment Advice - 3.10%
51,000	Fortress Investment Group LLC *** (a) (b)	379,440

Investment Brokerage-National - 4.49%
17,500	TD Ameritrade Holding Corp. *** (a) (b)	548,625

Major Integrated Oil & Gas - 1.60%
1,500	Chevron Corp. *** (a) (b)	195,825

Management Services - 2.98%
4,500	Accenture PLC Class A (Ireland) *** (a) (b)	363,780

Money Center Banks - 3.64%
4,000	JP Morgan Chase & Co. *** (a) (b)	230,480
3,000	Royal Bank of Canada *** (a) (b)	214,290
		444,770
Personal Computers - 2.66%
3,500	Apple, Inc. *** (a) (b)	325,255

Pharmaceutical Preparations - 1.95%
1,000	AstraZeneca Plc. ***	74,310
10,000	Avanir Pharmaceuticals, Inc. ***	56,400
25,000	Rosetta Genomics, Ltd.	107,750
		238,460
Processed & Packaged Goods - 4.33%
4,250	Green Mountain Coffee Roasters, Inc. * (a) (b)	529,593

Property & Casualty Insurance - 2.54%
3,000	Ace, Ltd. *** (a) (b)	311,100

Restaurants - 1.65%
2,000	McDonald's Corp. *** (b)	201,480

Semiconductor-Broad Line - 2.36%
4,000	Avago Technologies, Ltd. *** (a) (b)	288,280

Services-Computer Integrated Systems Design - 1.87%
6,500	Yahoo!, Inc. *** (a)	228,345

Services-Computer Programming Services - 2.80%
7,000	Cognizant Technology Solutions Corp. *** (a) (b)	342,370

Services-Computer Programming Data Processing, Etc. - 0.17%
500	Twitter, Inc. ***	20,485

Services-Prepackaged Software - 1.93%
1,000	Medidata Solutions, Inc. ***	42,810
2,000	Vmware, Inc. (*) (***) (a) (b)	193,620
		236,430
Shipping - 9.21%
130,000	DryShips, Inc. *** (a)	418,600
38,050	Ship Finance International Ltd. *** (a) (b)	707,349
		1,125,949
Specialty Eateries - 2.22%
3,500	Starbucks Corp. *** (a) (b)	270,830

Sporting Goods - 1.45%
3,000	Sturm, Ruger & Co., Inc.	177,030

Tabacco - 1.18%
4,000	Japan Tobacco, Inc. *	144,800

TOTAL FOR COMMON STOCK (Cost $9,081,383) - 82.70%		$ 10,110,798

EXCHANGE TRADED FUNDS - 24.65%
1,000	iPath MSCI India Index ETN (*) (***) (a)	68,870
10,000	IQ Global Agribusiness Small Cap ***	273,950
1,500	iShares MSCI Brazil Capped ETF *** (a)	71,670
10,000	iShares MSCI Germany Index *** (a) (b)	312,800
13,000	iShares MSCI Hong Kong Index *** (b)	271,440
25,000	iShares MSCI Japan Index *** (b)	301,000
15,000	iShares MSCI Malaysia ETF (b)	238,200
4,000	iShares MSCI Mexico Capped ETF (a) (b)	271,240
5,000	iShares MSCI South Africa Index *** (a) (b)	343,550
1,000	Market Vectors TR Russia ETF	26,330
3,000	Market Vectors Uranium & Nuclear Energy ETF (a)	157,584
27,500	United States Natural Gas Fund (a) (b)	676,500

TOTAL EXCHANGE TRADED FUNDS (Cost $2,815,027) - 24.65%		3,013,134

REAL ESTATE INVESTMENT TRUSTS - 2.13%
15,000	Invesco Mortgage Capital, Inc. (b)	260,400

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $230,839) - 2.13%		260,400

LIMITED PARTNERSHIPS - 1.64%
6,000	Blackstone Group L.P. (*) (***) (a) (b)	200,640

TOTAL FOR LIMITED PARTNERSHIPS (Cost $182,755) - 1.64%		200,640

PUT OPTIONS - 0.85% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Apple, Inc.
3,500	July 2014 Put @ $77.86	53

	ACE, Ltd.
3500	August 2014 Put @ $95.00	1225

	Accenture plc
5,500	August 2014 Put @ $72.50	962

	TD Ameritrade Holding Corporation
17,500	August 2014 Put @ $28.00	3,500

	Avago Technologies, Ltd.
4,000	July 2014 Put @ $62.50	700

	Blackstone Group L.P.
6,000	July 2014 Put @ $30.00	480

	Caterpillar, Inc.
2,500	July 2014 Put @ $97.50	175

	Cognizant Technology Solutions Corp.
5,000	July 2014 Put @ $45.00	550

	Chevron Corp.
2,000	July 2014 Put @ $120.00	240

	E.I. DuPont de Nemours & Co.
5,000	July 2014 Put @ $62.50	750

	EOG Resources, Inc.
3,000	July 2014 Put @ $92.50	150

	iShares MSCI Germany ETF
4,000	July 2014 Put @ $28.00	200

	iShares MSCI Hong Kong ETF
13,000	September 2014 Put @ $18.00	650

	iShares MSCI Japan ETF
12,500	September 2014 Put @ $11.00	875

	iShares MSCI Malaysia
5,000	July 2014 Put @ $15.00	500

	iShares MSCI Mexico Capped
4,000	September 2014 Put @ $61.00	1,500

	iShares MSCI South Africa
5,000	July 2014 Put @ $62.00	6,000

	Freeport-McMoRan Copper & Gold, Inc.
17,500	August 2014 Put @ $30.00	1,050

	Fortress Investment Group LLC
25,000	July 2014 Put @ $7.00	2,500

	Green Mountain Coffee Roasters, Inc.
4,000	July 2014 Put @ $105.00	880

	Google, Inc.
800	August 2014 Put @ $505.00	1,740

	Google, Inc.
400	August 2014 Put @ $500.00	588

	Goldman Sachs Group, Inc.
1,000	July 2014 Put @ $145.00	70

	Invesco Mortgage Capital, Inc.
15,000	July 2014 Put @ $15.00	750

	iShares Russell 2000
12,500	July 2014 Put @ $102.00	375

	iShares Russell 2000
10,000	February 2015 Put @ $85.00	7,150

	JPMorgan Chase & Co.
4,000	July 2014 Put @ $45.00	120

	McDonald's Corp.
2,000	July 2014 Put @ $92.50	100

	The Manitowoc Co., Inc.
13,400	July 2014 Put @ $29.00	670

	Philli Morris International, Inc.
2,000	September 2014 Put @ $80.00	1,840

	RadioShack, Inc.
244,800	October 2014 Put @ $0.50	29,376

	Royal Bank of Canada
4,000	July 2014 Put @ $60.00	500

	Starbucks Corp.
5,000	July 2014 Put @ $62.50	150

	Ship Finance International, Ltd.
40,000	August 2014 Put @ $15.00	4,000

	S&P 500
25,000	July 2014 Put @ $173.00	1,500

	S&P 500
10,000	March 2015 Put @ $145.00	9,100

	The Toronto-Dominion Bank
4,000	July 2014 Put @ $41.25	400

	Tesla Motors, Inc.
7,000	July 2014 Put @ $210.00	5,110

	United States Natural Gas
50,000	July 2014 Put @ $24.00	16,000

	VMware, Inc.
3,000	July 2014 Put @ $85.00	600

	The Western Union Co.
19,000	August 2014 Put @ $14.00	570

	Total (Premiums Paid $182,826) - 0.85%	103,649

CALL OPTIONS - 0.69% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Alexion Pharmaceuticals, Inc.
1,500	August 2014 Call @ $170.00	4,500

	Amazon.com, Inc.
500	October 2014 Call @ $325.00	10,380

	Amazon.com, Inc.
2,500	July 2014 Call @ $355.00	2,590

	Angie's List, Inc.
40,000	August 2014 Call @ $15.00	8,800

	Auxilium Pharmaceuticals, Inc.
10,000	September 2014 Call @ $20.00	23,900

	Annie's, Inc.
5,000	September 2014 Call @ $35.00	12,875

	Cirrus Logiv, Inc.
5,000	September 2014 Call @ $26.00	2,875

	iShares Russell 2000
10,000	February 2015 Call @ $140.00	3,250

	Joy Global, Inc.
2,500	July 2014 Call @ $2100	2,100

	RadioShack Corp.
200,000	October 2014 Call @ $2.00	8,000

	SPDR S&P 500
10,000	March 2015 Call @ $235.00	800

	Vanguard FTSE Europe ETF
11,000	September 2014 Call @ $65.00	2,200

	Financial Select Sector SPDRA
5,000	August 2014 Call @ $24.00	200

	Industrial Select Sector SPDR ETF
2,500	September 2014 Call @ $57.00	575

	Technology Select Sector SPDR ETF
3,000	September 2014 Call @ $40.00	600

	Consumer Staples Select Sector SPDR ETF
2,500	September 2014 Call @ $47.00	250

	Consumer Discret Select Sector Fund
2,500	September 2014 Call @ $70.00	875

	Total (Premiums Paid $158,392) - 0.69%	84,770

SHORT TERM INVESTMENTS - 3.52%
430,112	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.00% ** (Cost $430,112)	430,112

TOTAL INVESTMENTS (Cost $13,081,333) - 116.18%		$ 14,203,530

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.18%)		(1,977,705)

NET ASSETS - 100.00%		$ 12,225,825

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at June 30, 2014.
*** Securities held as collateral for securities sold short and written options at June 30, 2014.
(a) Subject to call option written.
(b) Subject to purchased put option.

Philadelphia Investment Partners New Generation Fund
Schedule of Sold Short
June 30, 2014 (Unaudited)

COMMON STOCKS

Communications Services, Inc.
2,000	Facebook, Inc. *	134,580

Motor Vehicles & Passenger Car Bodies
1,000	Tesla Motors, Inc.	240,060

TOTAL COMMON STOCKS (Cost $336,730)		374,640

EXCHANGE TRADED FUNDS *
1,500	Consumer Discret Select Sector SPDR	100,110
2,500	Consumer Staples Select Sector SPDR ***	111,550
2,500	Industrial Select Sector SPDR	135,150
3,000	iShares Core S&P 500	591,000
5,000	SPDR Financial Select Sector ***	113,700
3,000	Technology Select Sector	115,050
22,000	Vanguard MSCI European	1,318,900
6,000	iShares Russell 2000	712,860

TOTAL EXCHANGE TRADED FUNDS (Cost $2,917,236)		3,198,320

* Represents Non-Income Producing Security.

Philadelphia Investment Partners New Generation Fund
Schedule of Options Written
June 30, 2014 (Unaudited)

PUT OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	Apple, Inc.
2,100	July 2014 Put @ $80.71	53

	Ace, Ltd.
2,000	August 2014 Put @ $97.50	1,200

	Accenture Plc.
3,000	August 2014 Put @ $75.00	900

	TD Ameritrade Holding Corp.
10,000	August 2014 Put @ $75.00	5,900

	Avago Technologies, Ltd.
2,000	July 2014 Put @ $67.50	1,000

	The Blackston Group L.P.
3,000	July 2014 Put @ $32.00	1,050

	Caterpillar, Inc.
1,500	July 2014 Put @ $100.00	195

	Cognizant Technology Solutions Corp.
3,000	July 2014 Put @ $47.50	1,200

	Chevron Corp.
1,000	July 2014 Put @ $125.00	300

	E.I. DuPont de Nemours & Co.
3,000	July 2014 Put @ $65.00	1,950

	EOG Resources, Inc.
1,500	July 2014 Put @ $97.50	165

	iShares MSCI Hong Kong
6,500	September 2014 Put @ $20.00	1,463

	iShares MSCI Mexico Capped
2,000	September 2014 Put @ $65.00	1,880

	iShares MSCI Brazil Capped
1,500	October 2014 Put @ $46.00	3,240

	iShares MSCI South Africa
2,500	July 2014 Put @ $65.00	2,500

	Freeport-McMoRan, Inc.
9,000	August 2014 Put @ $32.00	1,350

	Keurig Green Mountain, Inc.
2,000	July 2014 Put @ $115.00	2,420

	Google, Inc., Class A
400	August 2014 Put @ $530.00	2,000

	Google, Inc., Class L
200	August 2014 Put @ $530.00	760

	The Goldman Sachs Group, Inc.
500	July 2014 Put @ $150.00	55

	iPath MSCI India ETN
1,000	September 2014 Put @ $66.00	1,900

	Invesco Mortgage Capital, Inc.
7,500	July 2014 Put @ $16.00	750

	iShares Russell 2000
12,500	July 2014 Put @ $107.00	1,000

	JPMorgan Chase & Co.
2,000	July 2014 Put @ $50.00	80

	McDonald's Corp.
1,000	July 2014 Put @ $97.50	220

	The Manitowoc Co., Inc.
6,700	July 2014 Put @ $31.00	1,340

	Philip Morris International, Inc.
1,000	September 2014 Put @ $85.00	2,500

	RadioShack Corp.
247,400	October 2014 Put @ $1.00	98,960

	Royal Bank of Canada
1,500	July 2014 Put @ $65.00	187

	Starbucks Corp.
3,000	July 2014 Put @ $65.00	90

	Ship Finance International, Ltd.
20,000	August 2014 Put @ $17.50	3,500

	S&P 500
20,000	August 2014 Put @ $181.00	3,250

	The Toronto-Dominion Bank
2,000	July 2014 Put @ $43.75	200

	Tesla Motors, Inc.
3,500	July 2014 Put @ $220.00	6,055

	United States Natural Gas
25,000	July 2014 Put @ $25.00	20,750

	Vanguard FTSE Europe ETF
5,000	September 2014 Put @ $55.00	1,375

	VMware, Inc.
1,700	July 2014 Put @ $90.00	850

	The Western Union Co.
10,000	August 2014 Put @ $15.00	1,000

	Financial Select Sector SPDR ETF
2,500	August 2014 Put @ $21.00	200

	Industrial Select Sector SPDR ETF
1,000	September 2014 Put @ $50.00	400

	Technology Select Sector SPDR ETF
1,500	September 2014 Put @ $35.00	240

	Consumer Staples Select Sector SPDR ETF
1,000	September 2014 Put @ $42.00	275

	Consumer Discret Select Sector Fund
1,000	September 2014 Put @ $62.00	485

	Total (Premiums Received - $212,315)	$ 175,188

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Calls
	Apple, Inc.
2,800	October 2014 Calls @ $91.43	16,100

	Ace, Ltd.
1,500	November 2014 Calls @ $110.00	1,013

	Accenture plc
2,500	November 2014 Calls @ $90.00	1,375

	TD Ameritrade Holding Corp.
400	November 2014 Calls @ $35.00	230

	TD Ameritrade Holding Corp.
6,500	July 2014 Calls @ $34.00	5,200

	Amazon.com, Inc.
3,500	July 2014 Calls @ $340.00	7,490

	Auxilium Pharmaceuticals, Inc.
10,000	September 2014 Calls @ $27.00	4,000

	Avago Technologies, Ltd.
2,000	October 2014 Calls @ $75.00	6,200

	AstraZeneca Plc.
1,000	July 2014 Calls @ $77.50	500

	Annie's, Inc.
1,000	July 2014 Calls @ $35.00	950

	Blackstone Group L.P.
3,000	September 2014 Calls @ $33.00	4,980

	Caterpillar, Inc.
1,200	November 2014 Calls @ $115.00	2,508

	Cogniznt Technology Solutions Corp.
1,700	October 2014 Calls @ $55.00	1,190

	Chevron Corp.
400	December 2014 Calls @ $125.00	3,108

	Chevron Corp.
400	December 2014 Calls @ $130.00	1,904

	E.I. DuPont de Nemours & Co.
2,000	October 2014 Calls @ $72.50	440

	Blackstone Group L.P.
50,000	September 2014 Calls @ $4.00	5,000

	EOG Resources, Inc.
1,200	October 2014 Calls @ $115.00	9,360

	iShares MSCI Germany
5,000	October 2014 Calls @ $34.00	500

	iShares MSCI Mexico Capped
2,000	September 2014 Calls @ $72.00	680

	iShares MSCI Brazil Capped
1,500	October 2014 Calls @ $72.00	3,870

	iShares MSCI South Africa
2,000	October 2014 Calls @ $75.00	2,500

	Freeport-McMoRan, Inc.
8,000	November 2014 Calls @ $39.00	6,640

	Fortress Investment Group LLC
15,000	December 2014 Calls @ $8.00	6,750

	Keurig Green Mountain, Inc.
1,200	September 2014 Calls @ $125.00	12,600

	Keurig Green Mountain, Inc.
1,000	December 2014 Calls @ $130.00	12,450

	Google, Inc., Class A
200	September 2014 Calls @ $585.00	3,700

	Google, Inc., Class L
200	September 2014 Calls @ $590.00	4,160

	Goldman Sachs Group, Inc.
500	October 2014 Calls @ $175.00	1,365

	iPath MSCI India Index
1,000	September 2014 Calls @ $70.00	2,375

	JPMorgan Chase & Co.
2,000	September 2014 Calls @ $60.00	1,180

	The Manitowoc Co.
6,000	September 2014 Calls @ $32.00	15,000

	Priceline.com, Inc.
200	October 2014 Calls @ $1,260.00	10,430

	Philip Morris International, Inc.
500	December 2014 Calls @ $92.50	295

	Market Vectors Russia ETF
1,000	November 2014 Calls @ $28.00	800

	Royal Bank of Canada
1,500	October 2014 Calls @ $70.00	3,900

	Starbucks Corp.
1,800	October 2014 Calls @ $80.00	3,600

	Ship Finance International, Ltd.
10,000	November 2014 Calls @ $20.00	3,250

	Tesla Motors, Inc.
3,500	July 2014 Calls @ $240.00	28,700

	United States Natural Gas
15,000	October 2014 Calls @ $29.00	6,000

	United States Natural Gas
900	October 2014 Calls @ $30.00	265

	VMware, Inc.
1,000	October 2014 Calls @ $105.00	3,770

	The Western Union Co.
8,000	November 2014 Calls @ $18.00	5,040

	Yahoo!, Inc.
2,500	October 2014 Calls @ $41.00	2,850

		$ 214,218
	Total (Premiums Received - $183,457)

		$ 389,406
	TOTAL WRITTEN OPTIONS (Premium Received - $40,473)

* Represents Non-Income Producing Security.
NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,081,333 amounted to $809,543 which consisted of aggregate gross unrealized appreciation of $1,545,487 and aggregate gross unrealized depreciation of $735,944.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,110,798	$0	$0	$10,110,798
Exchange Traded Funds	$3,013,134	$0	$0	$3,013,134
Real Estate Investment Trusts	$260,400	$0	$0	$260,400
Limited Partnership	$200,640	$0	$0	$200,640
Options	$188,419	$0	$0	$188,419
Cash Equivalents	$430,112	$0	$0	$430,112
Total	$14,203,503	$0	$0	$14,203,503

Valuation Input of Liabilities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$374,640	$0	$0	$374,640
Exchange Traded Funds	$3,198,320	$0	$0	$3,198,320
Options	$389,406	$0	$0	$389,406
Total	$3,962,366	$0	$0	$3,962,366

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date August 28, 2014

* Print the name and title of each signing officer under his or her signature.